Leases - Components of lease cost (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Leases
Short-term Lease Cost	$ 45,501	$ 35,250	$ 133,086	$ 105,750	$ 141,000	$ 125,700